Share Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense		$ 3,607	$ 1,440	$ 2,010
Share-based Payment Arrangement, Expense, Tax Benefit		$ 5	$ 23
Number of options approved for grant		754,988	1,350,255
Exercise price of options, granted		$ 0.40	$ 0.74
Vesting period	4 years
Expiration period of options	10 years
Share-based Payment Arrangement, Expense		$ 3,607	$ 1,440	2,010
Employees Directors and Consultants [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense		3,607	1,440	2,010
Share-based Payment Arrangement, Expense		$ 3,607	$ 1,440	$ 2,010